BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 29, 2018
BUSINESS COMBINATIONS
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2018 and 2017, which were accounted for using the purchase method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	October 22, 2018	$15,115 cash paid for 100% asset purchase	$8,592	$6,523	North
Pak-Rite, LTD ("Pak-Rite")

A designer and manufacturer of packaging for high-value products, such as medical, aerospace and automation equipment.  Pak-Rite had annual sales of approximately $15 million.  The acquisition of Pak-Rite allows us to grow our portfolio of packaging products and our presence in this region.

	July 31, 2018	$1,016 cash paid for 100% asset purchase	$250	$766	West
The Pallet Place, LLC ("Pallet Place")

A manufacturer and distributor of total packaging solutions in timber, crates, skids, and pallets.  Pallet Place had annual sales of approximately $5 million.  The acquisition of Pallet Place allows us to increase our industrial business and creates operating leverage by consolidating with another regional operation.

	June 1, 2018	$23,866 cash paid for 100% asset purchase	$12,497	$11,369	South
North American Container Corporation ("NACC")

A manufacturer of structural packaging products, including steel, corrugated and hardwood packaging.  NACC had annual sales of approximately $71 million.  The acquisition of NACC allows us to enhance our presence in this region, expand our product offering, and serve customers more cost effectively.

	April 9, 2018	$3,890 cash paid for 100% asset purchase	$2,235	$1,655	West
Fontana Wood Products ("Fontana")

A manufacturer and distributor of lumber and trusses in the Southern California region.  Fontana had annual sales of approximately $12 million.  The acquisition of Fontana allows us to expand our manufactured housing business and creates operating leverage by consolidating with another regional operation.

	April 3, 2018	$1,347 cash paid for 100% asset purchase	$1,287	$60	All Other
Expert Packaging ("Expert")

A manufacturer and distributor of total packaging solutions in timber, crates, pallets, and skids.  Expert had annual sales of approximately $3.6 million.  The acquisition of Expert allows us to make progress on our goal of becoming a global provider of packaging solutions.

	January 23, 2018	$2,942 cash paid for 100% asset purchase	$850	$2,092	West
Spinner Wood Products, LLC ("Spinner")

A manufacturer and distributor of agricultural bin and various industrial packaging.  Spinner had annual sales of approximately $8 million.  The acquisition of Spinner allows us to expand our industrial packaging product offering and creates operating leverage by consolidating with other regional operations.

	January 15, 2018	$5,784 cash paid for 100% asset purchase	$50	$5,734	North
Great Northern Lumber, LLC

A manufacturer of industrial products as well as serving the concrete forming market in the Chicago area.  Great Northern Lumber had annual sales of approximately $25 million.  The acquisition of Great Northern Lumber enables us to expand our concrete forming product offering and regional coverage.

	October 16, 2017	$931 cash paid for 100% asset purchase	$909	$22	All Other
Silverwater Box

A manufacturer and distributor of total packaging solutions in timber, plastic, steel, fiberglass, and cardboard.  Silverwater Box has annual sales of approximately $2.8 million.  The acquisition of Silverwater Box allows us to make progress on our goal of becoming a global provider of packaging solutions.

	May 26, 2017	$5,042 cash paid for 100% asset purchase	$4,880	$162	South
Go Boy Pallets, LLC ("Go Boy")

A manufacturer and distributor of industrial pallets and packaging in Georgia and North Carolina.  Go Boy has annual sales of approximately $8 million.  The acquisition of Go Boy enabled us to expand our industrial packaging product offering and lumber sourcing in this region.

	March 6, 2017	$31,818 cash paid for 100% asset purchase	$7,653	$24,165	South
Robbins Manufacturing Co. ("Robbins")

A manufacturer of treated wood products with facilities in Florida, Georgia, and North Carolina.  Robbins has annual sales of approximately $86 million.  The acquisition of Robbins allowed us to expand our presence in this region and serve customers more cost effectively.

	March 6, 2017	$22,789 cash paid for 100% asset purchase	$14,341	$8,448	North
Quality Hardwood Sales, LLC ("Quality")

A manufacturer and supplier of hardwood products, including components of cabinets used in homes and recreational vehicles.  Quality has annual sales of approximately $30 million.  The acquisition of Quality enabled us to expand our product offering to include hardwood-based products.

Acquired Intangible Assets

At December 29, 2018, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-						Goodwill -
	Compete	Customer					Tax
	Agreements	Relationships		Tradename	Goodwill		Deductible
Pak-Rite	$—	$4,300	*	$—	$4,292	*	$8,592
Pallet Place	—	250		—	—		250
NACC	—	3,500	*	—	8,997	*	12,497
Fontana	—	2,235		—	—		2,235
Expert Packaging	221	809		257	—		—
Spinner	850	—		—	—		850
Great Northern Lumber	50	—		—	—		50
Silverwater Box	—	—		—	909		—
Go Boy	225	4,655		—	—		4,880
Robbins	560	3,530		450	3,113		7,653
Quality	830	5,720		400	7,391		14,341
*(estimate)